Schedule of share based payment arrangements (Details)		12 Months Ended
	Aug. 28, 2020	Dec. 31, 2024 shares $ / shares
Notes and other explanatory information [abstract]
Grant date		August 28,2020
Quantity granted (shares) | shares		720,000
Fair value per unit | $ / shares		$ 1.02
Contract period		5 years
Vesting conditions	5	5